CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 CNY (¥) shares
Accounts and notes payable	¥ 666,333	¥ 844,058
Advances from customers	131,338	118,369
Amounts due to related parties	18,468	11,548
Accrued expenses and other liabilities-current portion	302,214	308,845
Short-term borrowing	100,000
Income tax payables	17,779	16,674
Lease liabilities, current	2,410	7,233
Accrued expenses and other liabilities non current	12,766	8,245
Lease liabilities, non current	2,713	6,792
VIEs
Accounts and notes payable	348,876	377,839
Advances from customers	101,513	81,434
Amounts due to related parties	14,595	11,548
Accrued expenses and other liabilities-current portion	152,613	223,080
Short-term borrowing	100,000	0
Income tax payables	17,349	16,151
Lease liabilities, current	2,019	4,138
Accrued expenses and other liabilities non current	12,766	8,245
Lease liabilities, non current	1,503	6,040
Third parties
Accounts and notes receivable	80,409	87,563
Third parties | VIEs
Accounts and notes receivable	63,779	72,193
Related party
Accounts and notes receivable	325	272
Accounts and other receivables	0	19
Amounts due to related parties	18,468	11,548
Related party | VIEs
Accounts and notes receivable	¥ 320	¥ 272
Class A Ordinary Shares
Common stock, shares authorized | shares	4,800,000,000	4,800,000,000
Common stock, shares issued | shares	101,902,544	104,539,463
Common stock, shares outstanding | shares	101,902,544	104,539,463
Class B Ordinary Shares
Common stock, shares authorized | shares	150,000,000	150,000,000
Common stock, shares issued | shares	102,764,550	102,854,550
Common stock, shares outstanding | shares	102,764,550	102,854,550